Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Calvert Income Fund | Class A
Risk/Return:
Trading Symbol	CFIFX
Calvert Income Fund | Class C
Risk/Return:
Trading Symbol	CIFCX
Calvert Income Fund | Class Y
Risk/Return:
Trading Symbol	CIFYX
Calvert Income Fund | Class I
Risk/Return:
Trading Symbol	CINCX
Calvert Income Fund | Class R
Risk/Return:
Trading Symbol	CICRX
Calvert Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CSDAX
Calvert Short Duration Income Fund | Class C
Risk/Return:
Trading Symbol	CDICX
Calvert Short Duration Income Fund | Class Y
Risk/Return:
Trading Symbol	CSDYX
Calvert Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CDSIX
Calvert Long-Term Income Fund | Class A
Risk/Return:
Trading Symbol	CLDAX
Calvert Long-Term Income Fund | Class I
Risk/Return:
Trading Symbol	CLDIX
Calvert Ultra-Short Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Income Fund | Class Y
Risk/Return:
Trading Symbol	CULYX
Calvert Ultra-Short Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX
Calvert High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	CYBAX
Calvert High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	CHBCX
Calvert High Yield Bond Fund | Class Y
Risk/Return:
Trading Symbol	CYBYX
Calvert High Yield Bond Fund | Class I
Risk/Return:
Trading Symbol	CYBIX